Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid expenses	$ 205	$ 150
Deferred commissions	123	112
Current tax receivables	75	67
Inventory	23	21
Other current assets	54	50
Prepaid expenses and other current assets	$ 480	$ 400